Use of estimates in financial statement presentation	6 Months Ended
Jun. 30, 2022
Disclosure Of Use Of Estimates In Financial Statement Presentation [Abstract]
Use of estimates in financial statement presentation
6.	Use of estimates in financial statement presentation
The preparation of financial statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the year, which affect the reported amounts of assets and liabilities, as well as of revenues and expenses. Actual outcomes and results could differ from those estimates and assumptions.
Net pension liabilities
The retirement benefit obligation is calculated based on various financial and actuarial assumptions. The key assumptions for assessing these obligations are the discount rate, interest credit rate, mortality rate, future salary and pension increases, average retirement age and expected life expectation at regular retirement age. The calculations of the defined benefit obligations are performed by external actuaries and the principal assumptions used are summarized in Note 17. As of June 30, 2022, the underfunding amounted to USD 2,436 thousand (December 31, 2021: USD 3,190 thousand). Refer to Note 17 for further information.
Share-based payments
The 2021 Equity Incentive Plan, 2020 Equity Incentive Plan, the 2020 RSPA, the 2019 Equity Incentive Plan and the 2019 RSPA instruments described in our annual consolidated and carve-out
financial statements are measured at fair value at their respective grant dates. The Company used two valuation methodologies, which depend on the instrument being valued. For the restricted shares and RSUs, the Company used the share price as the fair value of the underlying equity instrument on the grant date based on the fair value of Company’s ordinary share at the forward value and estimated discount factor. For the share options, the Company used a variation of the Black-Scholes option pricing model (Black model), which takes into consideration the following variables to calculate the fair value of the options: fair value per Company’s ordinary share at the forward value, exercise price, volatility and duration. Refer to Note 13 for further information.

Valuation of warrant derivative
Since the fair values of warrant derivatives recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including a variation of the Black-Scholes option pricing model (Black model). The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments. Refer to Note 18 for further information.
Revenue from contracts with customers
The Group has applied the following judgements that significantly affect the determination of the performance obligations under the contract with AKP:
A good or service that is promised to a customer is distinct if both of the following criteria are met: (a) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (b) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The Group determined that the performance obligations identified - (i) the grant of a right to use of Apraglutide intellectual property license in Japan, (ii) to conduct development services, and (iii) to provide manufacturing and supply of Apraglutide for commercial purposes - are each capable of being distinct.
In assessing whether each item has standalone value to the customer, the Group considers factors such as the development, manufacturing, and commercialization capabilities of the partner and the availability of the associated expertise in the general marketplace, which indicates that the customer can benefit from each of the license, the development services, and the manufacturing and supply of Apraglutide on their own. The Group also determined that the promises to transfer the license, to provide development services, and to manufacture and supply Apraglutide are distinct within the context of the contract. The license is separately identifiable in the contract and will be granted at contract inception. The license is not an input that will be integrated with the development services or manufacturing and supply of Apraglutide. The preparation and attendance of the various steering committees is to assist in conducting clinical trials and obtaining regulatory approval of the technology but does not modify the technology itself. In addition, the license, development services, and manufacturing and supply of Apraglutide are not highly interdependent or highly interrelated, because the delivery of license is not dependent on the services or deliveries of Apraglutide to be provided in the future, and accordingly, these promises are not interdependent or interrelated with each other.
In determining whether the license transfers to a customer either at a point in time or over time, the Group considers whether the nature of the Group’s promise in granting the license to a customer is to provide a right to access or a right to use the Group’s intellectual property. The Group assessed that it provides a right to use the license as the license exists (in terms of form and functionality) at a point in time at which it is granted.
The Group has allocated the transaction price to each performance obligation based on relative standalone selling prices.